Condensed Consolidating Balance Sheet Information (Detail) (USD $) In Thousands, unless otherwise specified	Jun. 30, 2012	Dec. 31, 2011	Jun. 30, 2011	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Current assets:
Cash and cash equivalents	$ 771,928	$ 201,399	$ 138,475	$ 52,540	$ 66,354	$ 123,315
Receivables, net	139,350	140,229		124,814
Inventories	45,990	48,907		64,520
Prepaid expenses and other	24,146	23,052		21,188
Total current assets	981,414	413,587		263,062
Property and equipment, net	3,419,780	3,529,376		3,731,211
Intangible assets, net	9,697	10,733		12,804	14,875
Deferred financing costs, net	44,944	41,256		47,300
Deposits and other assets	32,371	36,470		50,070
Investment in unconsolidated affiliates	3,825	3,976		4,069
Total assets	4,492,031	4,035,398		4,108,516
Current liabilities:
Current portion of long-term debt	1,050	89,425		1,050
Accounts payable	32,308	29,535		35,837
Accrued interest	64,848	50,086		54,083
Accrued compensation and benefits	49,638	43,468		39,305
Gaming taxes payable	11,148	11,376		9,963
Other accrued liabilities	20,849	23,769		17,392
Customer deposits	87,878	104,204		93,355
Due to affiliates, net	39,304	41,064		28,291
Total current liabilities	307,023	392,927		279,276
Long-term debt	3,125,412	2,507,921		2,620,484
Due to affiliates	134,667	124,027		101,797
Other	553	216
Interest rate swap				8,457
Total liabilities	3,567,655	3,025,091		3,010,014
Commitments and contingencies
Member's equity:
Contributed capital	1,983,560	1,980,861		1,973,424
Reatined earnings (deficit)	(1,059,184)	(970,554)		(874,922)
Total member's equity	924,376	1,010,307		1,098,502
Total liabilities and member's equity	4,492,031	4,035,398		4,108,516
Issuers
Current assets:
Cash and cash equivalents	771,928	201,394	138,470	52,535	65,998	123,315
Receivables, net	139,350	140,229		124,814
Inventories	45,990	48,907		64,520
Prepaid expenses and other	24,096	22,870		20,778
Total current assets	981,364	413,400		262,647
Property and equipment, net	3,225,525	3,336,516		3,537,264
Intangible assets, net	3,553	4,589		6,660
Deferred financing costs, net	44,944	41,256		47,300
Deposits and other assets	31,398	35,913		47,437
Investment in unconsolidated affiliates	(24,223)	(22,717)		(19,685)
Total assets	4,262,561	3,808,957		3,881,623
Current liabilities:
Current portion of long-term debt		88,375
Accounts payable	32,308	29,535		35,837
Accrued interest	64,848	50,086		54,083
Accrued compensation and benefits	48,883	42,135		38,219
Gaming taxes payable	11,148	11,376		9,963
Other accrued liabilities	20,821	23,737		17,361
Customer deposits	87,878	104,204		93,355
Due to affiliates, net	(154,733)	(148,662)		(160,735)
Total current liabilities	111,153	200,786		88,083
Long-term debt	3,091,812	2,473,621		2,584,784
Due to affiliates	134,667	124,027		101,797
Other	553	216
Interest rate swap				8,457
Total liabilities	3,338,185	2,798,650		2,783,121
Commitments and contingencies
Member's equity:
Contributed capital	1,983,560	1,980,861		1,973,424
Reatined earnings (deficit)	(1,059,184)	(970,554)		(874,922)
Total member's equity	924,376	1,010,307		1,098,502
Total liabilities and member's equity	4,262,561	3,808,957		3,881,623
Guarantor Subsidiaries
Current assets:
Cash and cash equivalents					351
Prepaid expenses and other	50	182		410
Total current assets	50	182		410
Property and equipment, net	194,255	192,860		193,947
Intangible assets, net	6,144	6,144		6,144
Deposits and other assets				3
Investment in unconsolidated affiliates	3,825	3,976		4,069
Total assets	204,274	203,162		204,573
Current liabilities:
Current portion of long-term debt	1,050	1,050		1,050
Accrued compensation and benefits	755	1,333		1,086
Other accrued liabilities	28	32		31
Due to affiliates, net	200,950	197,050		194,277
Total current liabilities	202,783	199,465		196,444
Long-term debt	33,600	34,300		35,700
Total liabilities	236,383	233,765		232,144
Commitments and contingencies
Member's equity:
Contributed capital	12,530	12,530		12,530
Reatined earnings (deficit)	(44,639)	(43,133)		(40,101)
Total member's equity	(32,109)	(30,603)		(27,571)
Total liabilities and member's equity	204,274	203,162		204,573
Nonguarantor Subsidiary
Current assets:
Cash and cash equivalents		5	5	5	5
Total current assets		5		5
Total assets		5		5
Current liabilities:
Due to affiliates, net	(7,886)	(7,881)		(7,881)
Total current liabilities	(7,886)	(7,881)		(7,881)
Total liabilities	(7,886)	(7,881)		(7,881)
Commitments and contingencies
Member's equity:
Reatined earnings (deficit)	7,886	7,886		7,886
Total member's equity	7,886	7,886		7,886
Total liabilities and member's equity		5		5
Eliminating Entries
Current assets:
Deposits and other assets	973	557		2,630
Investment in unconsolidated affiliates	24,223	22,717		19,685
Total assets	25,196	23,274		22,315
Current liabilities:
Due to affiliates, net	973	557		2,630
Total current liabilities	973	557		2,630
Total liabilities	973	557		2,630
Commitments and contingencies
Member's equity:
Contributed capital	(12,530)	(12,530)		(12,530)
Reatined earnings (deficit)	36,753	35,247		32,215
Total member's equity	24,223	22,717		19,685
Total liabilities and member's equity	$ 25,196	$ 23,274		$ 22,315